Related party transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Dividends from associates and joint ventures	¥ 349,632	¥ 252,557